                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-21140

                          FORTRESS INVESTMENT TRUST II
                          ----------------------------
               (Exact name of registrant as specified in charter)

1251 Avenue Of The Americas, 16th Floor, New York, NY                     10020
-------------------------------------------------------------------------------
         (Address of principal executive offices)                     (Zip code)

                    Skadden, Arps, Slate, Meagher & Flom LLP
                                 4 Times Square
                              New York, NY 10036

-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 798-6100

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is filed herewith as follows:

-    Financial Statements for the Six Months Ended June 30, 2003

-    Statement of Board of Trustees' Aggregate Remuneration

FORTRESS INVESTMENT TRUST II

Financial Statements for the Six Months Ended June 30, 2003 (Unaudited) TABLE OF CONTENTS

                                                                                        PAGE
INDEPENDENT ACCOUNTANTS' REVIEW REPORT                                                    1

FINANCIAL STATEMENTS:

    Statement of Assets and Liabilities as of June 30, 2003                               2

    Schedule of Investments as of June 30, 2003                                           3

    Statement of Operations for the Six Months Ended June 30, 2003 and Financial
    Highlights for the Six Months Ended June 30, 2003 and for the period from
    July 2, 2002 (commencement of operations) through December 31, 2002                   4

    Statement of Cash Flows for the Six Months Ended June 30, 2003                        5

    Statement of Changes in Net Assets for the Six Months Ended June 30, 2003             6

    Notes to Financial Statements                                                         7

                     Independent Accountants' Review Report

To the Members and Trustees of
Fortress Investment Trust II

We have reviewed the accompanying statement of assets and liabilities of Fortress Investment Trust II (the "Company"), including the schedule of investments, as of June 30, 2003, and the related statements of operations, cash flows, changes in net assets, and financial highlights for the six-months then ended. These financial statements and financial highlights are the responsibility of the Company's management.

We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with auditing standards generally accepted in the United States, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States.

We have previously audited, in accordance with auditing standards generally accepted in the United States of America, the statement of changes in net assets and financial highlights for the period from July 2, 2002 (commencement of operations) to December 31, 2002, and in our report dated February 28, 2003, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

                                                   /s/ ERNST & YOUNG LLP

August 27, 2003
New York, New York

FORTRESS INVESTMENT TRUST II

STATEMENT OF ASSETS AND LIABILITIES
(dollar amounts in thousands)

                                                                                June 30, 2003
                                                                                -------------
ASSETS

        Investments in controlled affiliates, at fair value (cost $396,451)       $ 439,044
        Cash and cash equivalents                                                    70,416
        Dividends and other receivables from controlled affiliates                   10,203
        Other assets                                                                  1,839
                                                                                  ---------
                                                                                    521,502
                                                                                  ---------
LIABILITIES
        Credit facility                                                             262,000
        Interest payable                                                                201
        Other liabilities                                                             5,356
                                                                                  ---------
                                                                                    267,557
                                                                                  ---------

Preferred equity (liquidation preference)                                               283

Commitments and contingencies                                                             -
                                                                                  ---------
NET ASSETS                                                                        $ 253,662
                                                                                  =========
NET ASSETS CONSISTS OF:
        Capital paid in                                                           $ 154,526
        Capital distributed                                                               -
        Undistributed net investment income                                          28,077
        Undistributed net realized capital gains                                     28,466
        Accumulated equity in loss of operating subsidiary                          (10,180)
        Accumulated net unrealized gain                                              52,773
                                                                                  ---------
                                                                                  $ 253,662
                                                                                  =========

See notes to financial statements.

FORTRESS INVESTMENT TRUST II

SCHEDULE OF INVESTMENTS
JUNE 30, 2003

                                    % OF
                                  CONTROLLED
                                   AFFILIATE     COST(c)(d)
CONTROLLED AFFILIATE (a)            OWNED         (000s)      NAME OF ISSUE OR NATURE OF INDEBTEDNESS HELD BY CONTROLLED AFFILIATE
-----------------------          ------------    ----------   --------------------------------------------------------------------
RESG Acquisition LLC               89.7%          $ 39,987    RESG MIDL Corp. Common Stock
IVY TWR LLC                         100%            72,004    SBAC Communications 10.25% Senior Notes due February 2009
                                                              SBAC Communications 12% Senior Discount Notes due March 2008
FIT HUD Acquisition LLC             100%            21,119    Portfolio of non-performing mortgage loans secured by assisted living facilities and originated by the US Department of Housing and
                                                              Urban Development; interest rates ranging from 7.3% to 11.0%;
                                                              maturities ranging from 2029 to 2040
                                                              Four assisted living facilities
PRT PSA LLC                         100%             1,857    Prime Retail Inc. 10.5% Cumulative Series A Preferred Stock
FIT Outsource LLC                   100%             1,626    Outsourcing Solutions Inc. Term Loan and Revolver; LIBOR + 4.0%;
                                                              due June 10, 2006
FIT Pinn BL LLC                     100%             2,036    Pinnacle Holdings Inc. Discounted Secured Notes; LIBOR + 4.5%; due
                                                              October 31, 2005
                                                              Greenwich Capital repo financing; LIBOR + 2.0%; due February 10, 2004
FIT CFN Holdings LLC                100%           116,893    40.01% interest in Green Tree MH LLC
                                    100%            85,579    40.01% interest in Green Tree HE/HI LLC
                                    100%            45,049    40.01% interest in Green Tree Investment Holdings III LLC
                                    100%                51    Miscellaneous assets
                                                  --------
                                                   386,201

Fortress Capital Finance II LLC     100%            10,250    Operating subsidiary
                                                  --------
                                 Total
                                 Investments (b)  $396,451
                                                  ========

                                              NUMBER OF
                                               SHARES,
                                              PRINCIPAL/     DIVIDENDS,
                                               NOTIONAL      INTEREST &
                                                AMOUNT        REALIZED    FAIR VALUE
CONTROLLED AFFILIATE (a)                        (000s)      GAINS (000s)     (000s)
-----------------------                       ----------    ------------  ----------
RESG Acquisition LLC                                   1     $   13,495   $   39,987
IVY TWR LLC                                   $  115,500          5,917      110,616
                                              $   12,500         28,156       13,258
FIT HUD Acquisition LLC
                                              $   34,336          2,559       12,565
                                                       -              -        8,554
PRT PSA LLC                                          230              -        2,760
FIT Outsource LLC
                                              $    4,351              -        1,626
FIT Pinn BL LLC
                                              $    8,341            519        7,683
                                              $   (5,647)             -       (5,647)
FIT CFN Holdings LLC
                                                       -              -      116,893
                                                       -              -       85,579
                                                       -              -       45,049
                                              $        -          1,207           51
                                                             ----------   ----------
                                                                 51,853      438,974

Fortress Capital Finance II LLC                                       -           70
                                                             ----------   ----------
                                                             $   51,853   $  439,044
                                                             ==========   ==========

(a) An affiliated company is a company in which Fortress Investment Trust II ("FIT II") has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. All of FIT II's controlled affiliates invest in real estate related assets.

(b) The United States Federal income tax basis of FIT II's investments at the end of the period was approximately $391.3 million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $47.7 million (gross unrealized appreciation of $52.7 million and gross unrealized depreciation of $5.0 million).

(c) Net of returns of capital.

(d) Purchases / fundings occurred throughout the period, except the three Green Tree investments which occurred June 20, 2003.

See notes to financial statements.

FORTRESS INVESTMENT TRUST II

STATEMENT OF OPERATIONS AND FINANCIAL HIGHLIGHTS
(dollar amounts in thousands, except per share data)

                                                          Six Months Ended
                                                            June 30, 2003
                                                          ----------------
Investment income:

Revenues
  Dividends from controlled affiliates                       $ 13,495
  Interest income from controlled affiliates                    9,892
                                                             --------
                                                               23,387
                                                             --------

Expenses
  Interest expense                                              1,371
  Other expenses                                                   35
                                                             --------
                                                                1,406
                                                             --------

Net investment income                                          21,981

Net realized gain from controlled affiliate investments        28,466
Net unrealized gain on controlled affiliate investments        52,772
Net equity in loss of operating subsidiary                     (4,997)
                                                             --------
Net increase in net assets resulting from operations         $ 98,222
                                                             ========

FINANCIAL HIGHLIGHTS

                                                                                      Six Months Ended      Period from 7/2/02
                                                                                        June 30, 2003        through 12/31/02
                                                                                      ----------------      ------------------
Disclosure of certain ratios:
 Ratio of total expenses to average net assets                                              2.0%*                   17.0%*
 Ratio of net investment income to average net assets                                      30.5%*                   53.9%*
 Portfolio turnover rate                                                                   89.3%*                  886.4%*
 Total return                                                                              75.9%                     8.9%

Per share information:
 Net assets, beginning of period                                                       $  68.15                  $  0.00

 Net investment income during the period**                                                21.98                     6.10
 Net realized gain from controlled affiliate investments during the period**              28.47                     0.00
 Net unrealized gain on controlled affiliate investments during the period**              52.77                     0.00
 Net equity in loss of operating subsidiary during the period**                           (5.00)                   (5.18)
                                                                                       --------                  -------
 Net increase in net assets resulting from operations during the period**                 98.22                     0.92

 Contributions during the period                                                          87.29                    67.23
 Distributions during the period (includes tax return of capital
   distributions of $0.00 and $0.00, respectively)                                         0.00                     0.00
                                                                                       --------                  -------
 Net assets, end of period                                                             $ 253.66                  $ 68.15
                                                                                       ========                  =======

*annualized

**based on the weighted average number of shares outstanding during the period of 1,000,000.

See notes to financial statements.

FORTRESS INVESTMENT TRUST II

STATEMENT OF CASH FLOWS
(dollar amounts in thousands)

                                                                  Six Months Ended
                                                                   June 30, 2003
                                                                  ----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations               $  98,222
Adjustments to reconcile net increase in net assets
  resulting from operations to net cash provided by
  operating activities:
  Net equity in loss of operating subsidiary                           4,997
  Net unrealized gain on controlled affiliate investments            (52,772)
  Change in:
    Dividends and other receivables from controlled affiliates        (6,935)
    Other assets                                                         552
    Interest payable                                                     (61)
    Other liabilities                                                  5,356
    Dividends payable                                                     12
                                                                   ---------
Net cash provided by operating activities                             49,371
                                                                   ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Investments in controlled affiliates                              (259,870)
  Distributions from controlled affiliates                            64,359
                                                                   ---------
Net cash used in investing activities                               (195,511)
                                                                   ---------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Draws on credit facility                                           262,000
  Repayments of credit facility                                     (140,907)
  Capital contributions                                               87,292
  Capital distributions                                                    -
                                                                   ---------
Net cash provided by financing activities                            208,385
                                                                   ---------

NET INCREASE IN CASH AND CASH EQUIVALENTS                             62,245

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                         8,171
                                                                   ---------

CASH AND CASH EQUIVALENTS, END OF PERIOD                           $  70,416
                                                                   =========

CASH PAID DURING THE PERIOD FOR INTEREST EXPENSE                   $     973
                                                                   =========

See notes to financial statements.

FORTRESS INVESTMENT TRUST II

STATEMENTS OF CHANGES IN NET ASSETS
(dollar amounts in thousands)

                                                                                       Period from July 2, 2002
                                                                         Six Months       (Commencement of
                                                                           Ended         Operations) Through
                                                                        June 30, 2003     December 31, 2002
                                                                        -------------  ------------------------
Increase (decrease) in net assets resulting from operations

  Net investment income                                                  $  21,981              $   6,096

  Net realized and unrealized gain on controlled affiliate investments      81,238                     --

  Net equity in loss of operating subsidiary                                (4,997)                (5,182)
                                                                         ---------              ---------

Net increase in net assets resulting from operations                        98,222                    914

Capital contributions                                                       87,292                 67,234
Capital distributions                                                            -                      -
                                                                         ---------              ---------

Net increase in net assets                                                 185,514                 68,148

Net assets, beginning of period                                             68,148                      -
                                                                         ---------              ---------

Net assets, end of period                                                $ 253,662              $  68,148
                                                                         =========              =========

Undistributed net investment income                                      $  28,077              $   6,096
                                                                         =========              =========

See notes to financial statements.

FORTRESS INVESTMENT TRUST II

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

1.   ORGANIZATION

     Fortress Investment Trust II LLC (together with its subsidiaries,"FIT II") was formed on July 3, 2002 as a Delaware business trust, and operates as a closed-end, non-diversified registered management investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). FIT II principally invests in real estate-related debt and equity securities. The sole substantive investors in FIT II are Fortress Investment Fund II LLC ("Fund II"), 95.9%, and FABP, LP ("FABP"), 4.1%.

     Fund II has total committed capital from investors of $1,199.2 million and FABP has total committed capital from investors of $50.8 million (collectively, the "Capital Commitment"). Such commitments are available for all Fund II and FABP business, respectively, including new investments, over the three years ending in February 2006. Subsequent to that date, the Capital Commitment may not be drawn to fund new investments, but is available to maintain the ongoing business of Fund II and FABP, respectively.

     The managing member of Fund II is Fortress Fund MM II LLC (the "Fund II Managing Member"). The Fund II Managing Member is owned by Fortress Investment Group LLC (the "Manager"). The Fund II Managing Member is entitled to an incentive return (the "Incentive Return") generally equal to 20% of Fund II's returns, as defined, subject to: 1) a 10% cumulative preferred return payable to Fund II's investors and 2) a clawback provision which requires amounts previously distributed as Incentive Return to be returned to Fund II if, upon liquidation of Fund II, the amounts ultimately distributed to each investor do not meet a 10% cumulative preferred return to the investors. Fund II is managed by the Manager pursuant to the Fund II Managing Member's operating agreement and a management agreement between the Manager and the Fund II Managing Member. An affiliate of the Manager has committed to contribute 1.5% of Fund II's and FABP's total committed capital. FABP is managed by the Manager under substantially the same terms as Fund II and FABP's operating agreement contains substantially the same terms as Fund II's, including the Incentive Return.

     During the six months ended June 30, 2003, Fund II issued membership interests (in connection with capital calls) to 46 unaffiliated investors and to an affiliate of the Manager for net proceeds of approximately $92.2 million. The Manager's affiliate invested a total of approximately $1.3 million in Fund II related to these issuances. Fund II subsequently invested substantially all of these amounts in FIT II, net of management and administrative fees paid to the Manager (see Note 3).

     During the six months ended June 30, 2003, FABP issued membership interests (in connection with capital calls) to one unaffiliated investor and to an affiliate of the Manager for net proceeds of approximately $6.9 million. The Manager's affiliate invested a total of approximately $0.1 million in FABP related to these issuances. FABP subsequently invested substantially all of these amounts in FIT II, net of management and administrative fees paid to the Manager (see Note 3).

FORTRESS INVESTMENT TRUST II

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF ACCOUNTING - The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). As a RIC, FIT II reports its assets and liabilities at fair value, including its investments in subsidiaries. As a RIC, FIT II does not consolidate its majority-owned and controlled subsidiaries, except to the extent that such subsidiaries operate as investment companies. None of FIT II's subsidiaries operated as an investment company during the period. FIT II's operating subsidiary, Fortress Capital Finance LLC II ("FCF II"), is accounted for under the equity method and is included in Investments in Controlled Affiliates.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     RISKS AND UNCERTAINTIES - In the normal course of business, FIT II may encounter primarily two significant types of economic risk: credit risk and market risk. Credit risk is the risk of default on FIT II's loans, securities and derivatives, as applicable, that results from a borrower's or derivative counterparty's inability or unwillingness to make required or expected payments. Market risk reflects changes in the value of investments in loans, securities or derivatives, as applicable, due to changes in interest rates or other market factors, including the value of the collateral underlying loans and the valuation of equity and debt securities held by FIT II. Management believes that the carrying values of its investments are reasonable, taking into consideration these risks along with estimated collateral values, payment histories and other borrower information, as well as its knowledge of the companies in which it has made equity investments. FIT II may also invest in the securities of companies located outside of the United States. FIT II's international operations, if any, are subject to the same risks associated with its United States operations as well as additional risks, such as fluctuations in foreign currency exchange rates, unexpected changes in regulatory requirements, heightened risk of political and economic instability, potential adverse tax consequences and the burden of complying with foreign laws. Additionally, FIT II is subject to significant tax risks. If FIT II were to fail to qualify as a RIC in any taxable year, it would be subject to federal income tax on its taxable income at regular corporate rates, which could be material.

     SECURITY AND LOAN VALUATION - Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, if any, for which the last quoted asked price is used. Short-term notes are stated at amortized cost, which approximates fair value. Restricted securities and other securities for which quotations are not readily

FORTRESS INVESTMENT TRUST II

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

     available are valued at fair value as determined in accordance with FIT II's valuation policies as approved by FIT II's board of trustees. Investments which are not publicly traded are carried at fair value. At acquisition, fair value approximates cost. Events that could change the reported amount include: further financing by the investee company, receipt of a bona fide offer by FIT II for its investment, obtaining an independent estimate of the value of its investment, significant changes in the financial position or operating results of the investee company, and sales in recent public or private transactions of the same or similar securities, among others.

     Investments in entities whose functional currency is other than the U.S. Dollar are valued based on the spot rate of their respective currency at the end of the respective reporting period.

     Due to the inherent uncertainty of valuations of investments without a public market, which constitutes substantially all of FIT II's investments, the estimates of value may differ from the values that are ultimately realized by FIT II, and the differences could be material. All other assets and liabilities are stated at cost, which approximates fair value.

     FEDERAL INCOME TAXES - No income taxes have been provided for in these financial statements as FIT II's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its members.

     DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded on the ex-dividend date. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition.

     During the six months ended June 30, 2003, FIT II had estimated distributable taxable income of $47.6 million, although FIT II neither declared or paid any distributions to Fund II or FABP.

     SECURITY TRANSACTIONS AND REVENUE RECOGNITION - FIT II records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis, as are fixed rate preferred dividends. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective interest method.

     CASH AND CASH EQUIVALENTS - FIT II considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Substantially all of FIT II's amounts on deposit with major financial institutions exceed insured limits.

FORTRESS INVESTMENT TRUST II

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

3.   MANAGEMENT AGREEMENT AND AFFILIATE TRANSACTIONS

     The Manager is paid certain annual fees by Fund II in exchange for advising Fund II on various aspects of its business, formulating Fund II's investment strategies, arranging for the acquisition and disposition of assets, arranging for financing, monitoring performance, and managing Fund II's day-to-day operations. In addition, the Manager is reimbursed for various expenses incurred by the Manager on Fund II's behalf, including the costs of legal, accounting and other administrative activities.

     The management fee is calculated at an annual rate of 1.0% of Fund II's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined). The management fee decreases to 0.75% of Invested Capital in February 2007 and to 0.50% in February 2008. Furthermore, the Manager is paid an annual administrative fee on a graduated scale up to 0.5% of Fund II's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined), based on the size of each Investor's capital commitment. The Manager's affiliate is not charged management or administrative fees for its investment in Fund II.

     Under an Investment Advisory Agreement between FIT II and FIG Advisors, LLC (the "Advisor"), FIT II has agreed to pay the Advisor an annual advisory fee (the "Advisory Fee") in an amount equal to 1.00% of the lesser of FIT II's (i) invested capital and (ii) average daily net assets ("NAV"), based on FIT II's invested capital or the daily NAV of its assets as of the first day of the semi-annual period for which the Advisory Fee is being paid. No Advisory Fee has accrued to date. The Advisory Fee shall be calculated and paid semi-annually in arrears. Any Advisory Fee paid by FIT II to the Advisor will offset the management fee payable by FIF II to the Manager on a dollar for dollar basis. The Advisor is an affiliate of the Manager.

     During the six months ended June 30, 2003, the Manager earned $8.1 million of management and administrative fees, including fees from both Fund II and FABP.

     The Incentive Return, as described in Note 1, is payable on a Portfolio Investment (as defined) basis, as realized. Accordingly, an Incentive Return may be paid to the Fund II Managing Member in connection with a particular investment if and when such investment generates proceeds in excess of the capital called with respect to such investment, plus a 10% cumulative preferred return thereon. If upon liquidation of Fund II the aggregate amount paid to the Fund II Managing Member as Incentive Return exceeds the amount actually due to the Fund II Managing Member (that is, amounts that should instead have been paid to Fund II's investors) after taking into account the aggregate return to investors, the excess is required to be returned by the Fund II Managing Member (that is "clawed back") to Fund II. No Incentive Return has been earned through June 30, 2003.

     Certain employees and affiliates of FIT II, Fund II and the Manager own $0.3 million of preferred equity in FIT II which is entitled to preferred dividends at an annual rate of 10% with a liquidation preference of $0.3 million.

FORTRESS INVESTMENT TRUST II

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

4.   COMMITMENTS AND CONTINGENCIES

     FINANCING ARRANGEMENT. FIT II has entered into a $300 million revolving credit agreement (the "Credit Agreement"), secured by the Capital Commitment. The Credit Agreement matures in April 2005 and bears interest at LIBOR + 0.95% (approximately 2.19% at June 30, 2003). Approximately $262.0 million was outstanding on the Credit Agreement at June 30, 2003. During the six months ended June 30, 2003, the average balance outstanding was $72.0 million or $72.02 per share and the average interest rate paid was 2.33%.

     In addition, FIT II has posted a letter of credit in the amount of approximately $3.5 million through the Credit Agreement to secure certain obligations of subsidiaries of RESG Acquisition LLC to the seller of the portfolio.

     GUARANTEE OF SUBSIDIARY'S OBLIGATION - In February 2003, FIT II unconditionally guaranteed the full and punctual payment and performance by FIT Pinn BL LLC for one year under a repurchase agreement. At June 30, 2003, the loan investment held by FIT Pinn BL LLC, which is the subject of the repurchase agreement, was approximately $8.3 million. The net proceeds received by FIT Pinn BL LLC in February 2003 under the repurchase agreement were approximately $6 million, with a balance outstanding at June 30, 2003 of $5.6 million.

5.   OPERATING SUBSIDIARY (UNAUDITED)

     FIT II's operating subsidiary, FCF II, had operating results as follows:

                                                   Six Months Ended
                                                    June 30, 2003
                                                  -----------------
Revenues                                             $       273
Expenses                                                  (5,270)
                                                     -----------
Net Income                                           $    (4,997)
                                                     ===========

Net Assets at end of period                          $        70
                                                     ===========

     The working capital requirements of FCF II are funded through contributions from FIT II.

     FIT II's proforma financial highlights, as if such FCF II revenues, expenses and net assets had been included in their calculation, are as follows:

                                                                          Period from
                                                  Six Months Ended       7/2/02 through
                                                   June 30, 2003            12/31/02
                                                  ----------------       --------------
Ratio of total expenses to average                     9.3%*                 65.3%*
   net assets
Ratio of net investment income to                     23.6%*                  8.1%*
   average net assets
Portfolio turnover rate                               89.3%*                886.4%*
Total Return                                          75.9%                   8.9%

*annualized

Fortress Investment Trust II
Statement of Board of Trustees' Aggregate Remuneration
For the period ended 6/30/2003

During the period from 1/1/2003 to 6/30/2003, total remittance of remuneration by Fortress Investment Trust II to members of the board of trustees amounted to $107,986.31.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. [RESERVED.]

ITEM 9. CONTROLS AND PROCEDURES.

The Trust's chief executive officer and chief financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 10. EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b)(1) Certification of Chief Executive Officer.

(b)(2) Certification of Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Investment Trust II

By: /s/ Jeffrey Rosenthal
-----------------------------------
Name:  Jeffrey Rosenthal
Title: Chief Financial Officer
Date: August 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Wesley R. Edens
-----------------------------------
Name:  Wesley R. Edens
Title: Chief Executive Officer
Date: August 29, 2003

By: /s/ Jeffrey Rosenthal
-----------------------------------
Name:  Jeffrey Rosenthal
Title: Chief Financial Officer
Date: August 29, 2003